Consolidated Statement of Stockholders' Equity/Members' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total	Member's Equity	Common Stock	Additional Paid-in Capital	Retained Earnings/(Accumulated Deficit)	Noncontrolling Interest [Member]
Balance at beginning of period at Dec. 31, 2010	$ 115,362	$ 115,362
Increase (Decrease) in Stockholders' Equity
Contributions	13,517	13,517
Equity based compensation	544	544
Net income (loss)	(386)	(386)
Balance at end of period at Dec. 31, 2011	129,037	129,037
Increase (Decrease) in Stockholders' Equity
Contributions	4,008	4,008
Distributions of equity method investments	(10,504)	(10,504)
Equity based compensation	873	873
Earnings prior to merger	15,553	15,553
Common shares issued upon Merger	0	(138,967)	147	138,820
Common shares issued upon Merger, shares			14,697,000
Common shares issued upon acquisition of Gulfport properties	138,496		79	138,417
Common shares issued upon acquisition of Gulfport properties, shares			7,914,000
Common shares issued in public offering, net of offering costs	234,144		144	234,000
Common shares issued in public offering, net of offering costs, shares			14,375,000
Stock-based compensation	2,535			2,535
Net loss subsequent to merger	(52,074)				(52,074)
Net income (loss)	(36,521)
Balance at end of period at Dec. 31, 2012	462,068		370	513,772	(52,074)
Balance at end of period, shares at Dec. 31, 2012	36,986,532		36,986,000
Increase (Decrease) in Stockholders' Equity
Common shares issued in public offering, net of offering costs	321,912		98	321,814
Common shares issued in public offering, net of offering costs, shares			9,775,000
Stock-based compensation	2,724			2,724
Tax benefits related to stock-based compensation	749			749
Exercise of stock options and awards of restricted stock	3,501		3	3,498
Exercise of stock options and awards of restricted stock, shares			345,000
Net income (loss)	54,587				54,587
Balance at end of period at Dec. 31, 2013	845,541		471	842,557	2,513
Balance at end of period, shares at Dec. 31, 2013	47,106,216		47,106,000
Increase (Decrease) in Stockholders' Equity
Equity based compensation	2,078		2	2,076
Common shares issued in public offering, net of offering costs	208,445		35	208,410
Common shares issued in public offering, net of offering costs, shares			3,450,000
Stock-based compensation	3,256			3,256
Exercise of stock options and vesting of restricted stock units, shares			145,000
Net income (loss)	23,589				23,589
Balance at end of period at Mar. 31, 2014	1,082,909		508	1,056,299	26,102
Balance at end of period, shares at Mar. 31, 2014	50,700,099		50,701,000
Balance at beginning of period at Dec. 31, 2013	845,541		471	842,557	2,513	0
Balance at beginning of period, shares at Dec. 31, 2013	47,106,216		47,106,000
Increase (Decrease) in Stockholders' Equity
Equity based compensation	3,683		3	3,680
Common shares issued in public offering, net of offering costs	208,429		35	208,394
Common shares issued in public offering, net of offering costs, shares			3,450,000
Stock-based compensation	5,906			5,906
Exercise of stock options and vesting of restricted stock units, shares			251,000
Net proceeds from issuance of common units - Viper Energy Partners LP	137,365					137,365
Net income (loss)	51,342
Net income (loss)	51,413				51,342	71
Balance at end of period at Jun. 30, 2014	$ 1,252,337		$ 509	$ 1,060,537	$ 53,855	$ 137,436
Balance at end of period, shares at Jun. 30, 2014	50,807,635		50,807,000